Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment, Net

Property and equipment, net consists of the following:

(Dollar amounts in thousands)	Useful life in years	September 30, 2013	December 31, 2012
Buildings	30	$1,731	$2,096
Data processing equipment	3 - 5	63,399	59,901
Furniture and equipment	3 - 20	6,639	6,183
Leasehold improvements	5 - 10	2,860	2,380

		74,629	70,560
Less—accumulated depreciation and amortization		(44,172)	(35,331)

Depreciable assets, net		30,457	35,229
Land		1,535	1,508

Property and equipment, net		$31,992	$36,737

Property and equipment, net consisted of the following:

	Useful life in years	December 31,
(Dollar amounts in thousands)		2012	2011
Buildings	30	$2,096	$2,091
Data processing equipment	3 - 5	59,901	45,346
Furniture and equipment	3 - 20	6,183	5,912
Leasehold improvements	5 - 10	2,380	1,147

		70,560	54,496
Less—accumulated depreciation and amortization		(35,331)	(19,316)

Depreciable assets, net		35,229	35,180
Land		1,508	1,505

Property and equipment, net		$36,737	$36,685